Oppenheimer Balanced Fund	Oppenheimer International Diversified Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer International Growth Fund
Oppenheimer Capital Income Fund	Oppenheimer International Small Company Fund
Oppenheimer Cash Reserves Fund	Oppenheimer Limited-Term Government Fund
Oppenheimer Champion Income Fund	Oppenheimer Main Street Fund®
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Main Street Select Fund®
Oppenheimer Core Bond Fund	Oppenheimer Main Street Small- & Mid-Cap Fund®
Oppenheimer Developing Markets Fund	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund	Oppenheimer Quest International Value Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Real Estate Fund
Oppenheimer Global Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Allocation Fund	Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Global Value Fund	Oppenheimer U.S. Government Trust
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Value Fund
Oppenheimer International Bond Fund

Prospectus Supplement dated June 23, 2011

This supplement amends the prospectus of each of the above referenced funds (each a “Fund”) as follows and is in addition to any other supplement(s).

1.     The following sentence is added to the paragraph in the section titled “What Classes of Shares does the Fund Offer–Class B Shares”:

     Effective July 1, 2011, Class B shares are not available for purchase by any 457(f) plan or qualified retirement plan, except for purchases by existing OppenheimerFunds Single K plans.

2.     The following sentence is added to the paragraph in the section titled “About Class B Shares-Automatic Conversion of Class B Shares”:

     On July 1, 2011, all Class B shares held in certain retirement plan accounts will convert to Class A shares, or to another share class selected by the plan sponsor.

3.     The following sentence is added to the paragraph in the section titled “Investment Plans and Services-Retirement Plans”:

     Effective July 1, 2008, Class B shares were no longer offered to new qualified retirement plans or to non-qualified deferred compensation plans. Effective July 1, 2011 existing Class B shares held in those plans will convert to Class A shares, or to another share class selected by the plan sponsor.

June 23, 2011

PS0000.063